Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	PARNASSUS FUNDS
Entity Central Index Key	0000747546
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000240326
Shareholder Report [Line Items]
Fund Name	Parnassus Growth Equity Fund
Class Name	Investor Shares
Trading Symbol	PFGEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Parnassus Growth Equity Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.parnassus.com/literature-and-forms/fund-information. You can also request this information by contacting us at 800-999-3505.
Additional Information Phone Number	800-999-3505
Additional Information Website	https://www.parnassus.com/literature-and-forms/fund-information
Expenses [Text Block]

What was the Fund's cost for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Investor Shares	$43	0.84%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized, except certain non-recurring expenses.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.84%	[1]
AssetsNet	$ 82,479,251
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 99,322
InvestmentCompanyPortfolioTurnover	47.16%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$82,479,251
# of Portfolio Holdings	38
Portfolio Turnover Rate	47.16%
Advisory Fees Paid	$99,322

Holdings [Text Block]

Sector Allocation (%)*

Table Summary
Value	Value
Short-Term Investments, Other Assets & Liabilities	0.7%
Materials	1.4%
Consumer Staples	1.5%
Financials	5.3%
Consumer Discretionary	8.0%
Industrials	8.7%
Health Care	12.2%
Communication Services	17.4%
Information Technology	44.8%

Largest Holdings [Text Block]

Top Ten Holdings (%)*

Table Summary
Alphabet Inc., Class A	11.6%
NVIDIA Corp.	10.5%
Microsoft Corp.	4.6%
Apple Inc.	4.5%
Meta Platforms Inc., Class A	4.4%
Eli Lilly & Co.	3.6%
Broadcom Inc.	3.5%
GE Vernova Inc.	3.4%
Advanced Micro Devices Inc.	3.2%
Visa Inc., Class A	3.1%

C000240327
Shareholder Report [Line Items]
Fund Name	Parnassus Growth Equity Fund
Class Name	Institutional Shares
Trading Symbol	PFPGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Parnassus Growth Equity Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.parnassus.com/literature-and-forms/fund-information. You can also request this information by contacting us at 800-999-3505.
Additional Information Phone Number	800-999-3505
Additional Information Website	https://www.parnassus.com/literature-and-forms/fund-information
Expenses [Text Block]

What was the Fund's cost for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Institutional Shares	$32	0.63%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized, except certain non-recurring expenses.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%	[2]
AssetsNet	$ 82,479,251
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 99,322
InvestmentCompanyPortfolioTurnover	47.16%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$82,479,251
# of Portfolio Holdings	38
Portfolio Turnover Rate	47.16%
Advisory Fees Paid	$99,322

Holdings [Text Block]

Sector Allocation (%)*

Table Summary
Value	Value
Short-Term Investments, Other Assets & Liabilities	0.7%
Materials	1.4%
Consumer Staples	1.5%
Financials	5.3%
Consumer Discretionary	8.0%
Industrials	8.7%
Health Care	12.2%
Communication Services	17.4%
Information Technology	44.8%

Largest Holdings [Text Block]

Top Ten Holdings (%)*

Table Summary
Alphabet Inc., Class A	11.6%
NVIDIA Corp.	10.5%
Microsoft Corp.	4.6%
Apple Inc.	4.5%
Meta Platforms Inc., Class A	4.4%
Eli Lilly & Co.	3.6%
Broadcom Inc.	3.5%
GE Vernova Inc.	3.4%
Advanced Micro Devices Inc.	3.2%
Visa Inc., Class A	3.1%

C000002470
Shareholder Report [Line Items]
Fund Name	Parnassus Value Equity Fund
Class Name	Investor Shares
Trading Symbol	PARWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Parnassus Value Equity Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.parnassus.com/literature-and-forms/fund-information. You can also request this information by contacting us at 800-999-3505.
Additional Information Phone Number	800-999-3505
Additional Information Website	https://www.parnassus.com/literature-and-forms/fund-information
Expenses [Text Block]

What was the Fund's cost for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Investor Shares	$46	0.86%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized, except certain non-recurring expenses.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.86%	[3]
AssetsNet	$ 5,321,759,514
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 15,740,480
InvestmentCompanyPortfolioTurnover	16.56%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$5,321,759,514
# of Portfolio Holdings	46
Portfolio Turnover Rate	16.56%
Advisory Fees Paid	$15,740,480

Holdings [Text Block]

Sector Allocation (%)*

Table Summary
Value	Value
Short-Term Investments, Other Assets & Liabilities	1.2%
Materials	1.9%
Real Estate	2.4%
Utilities	3.9%
Consumer Staples	6.8%
Communication Services	7.0%
Consumer Discretionary	7.3%
Industrials	11.8%
Health Care	12.6%
Information Technology	20.4%
Financials	24.7%

Largest Holdings [Text Block]

Top Ten Holdings (%)*

Table Summary
Amazon.com Inc.	5.1%
Alphabet Inc., Class A	4.4%
Microsoft Corp.	3.6%
The Bank of New York Mellon Corp.	3.5%
JPMorgan Chase & Co.	3.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.2%
Micron Technology Inc.	2.9%
Coca-Cola Co.	2.8%
Cummins Inc.	2.8%
Verizon Communications Inc.	2.6%

C000156024
Shareholder Report [Line Items]
Fund Name	Parnassus Value Equity Fund
Class Name	Institutional Shares
Trading Symbol	PFPWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Parnassus Value Equity Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.parnassus.com/literature-and-forms/fund-information. You can also request this information by contacting us at 800-999-3505.
Additional Information Phone Number	800-999-3505
Additional Information Website	https://www.parnassus.com/literature-and-forms/fund-information
Expenses [Text Block]

What was the Fund's cost for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Institutional Shares	$35	0.65%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized, except certain non-recurring expenses.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.65%	[4]
AssetsNet	$ 5,321,759,514
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 15,740,480
InvestmentCompanyPortfolioTurnover	16.56%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$5,321,759,514
# of Portfolio Holdings	46
Portfolio Turnover Rate	16.56%
Advisory Fees Paid	$15,740,480

Holdings [Text Block]

Sector Allocation (%)*

Table Summary
Value	Value
Short-Term Investments, Other Assets & Liabilities	1.2%
Materials	1.9%
Real Estate	2.4%
Utilities	3.9%
Consumer Staples	6.8%
Communication Services	7.0%
Consumer Discretionary	7.3%
Industrials	11.8%
Health Care	12.6%
Information Technology	20.4%
Financials	24.7%

Largest Holdings [Text Block]

Top Ten Holdings (%)*

Table Summary
Amazon.com Inc.	5.1%
Alphabet Inc., Class A	4.4%
Microsoft Corp.	3.6%
The Bank of New York Mellon Corp.	3.5%
JPMorgan Chase & Co.	3.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.2%
Micron Technology Inc.	2.9%
Coca-Cola Co.	2.8%
Cummins Inc.	2.8%
Verizon Communications Inc.	2.6%

C000002468
Shareholder Report [Line Items]
Fund Name	Parnassus Mid Cap Fund
Class Name	Investor Shares
Trading Symbol	PARMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Parnassus Mid Cap Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.parnassus.com/literature-and-forms/fund-information. You can also request this information by contacting us at 800-999-3505.
Additional Information Phone Number	800-999-3505
Additional Information Website	https://www.parnassus.com/literature-and-forms/fund-information
Expenses [Text Block]

What was the Fund's cost for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Investor Shares	$50	0.95%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized, except certain non-recurring expenses.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%	[5]
AssetsNet	$ 2,526,677,564
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 8,412,110
InvestmentCompanyPortfolioTurnover	28.07%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$2,526,677,564
# of Portfolio Holdings	41
Portfolio Turnover Rate	28.07%
Advisory Fees Paid	$8,412,110

Holdings [Text Block]

Sector Allocation (%)*

Table Summary
Value	Value
Short-Term Investments, Other Assets & Liabilities	0.6%
Energy	2.8%
Materials	3.0%
Consumer Staples	3.2%
Real Estate	3.7%
Utilities	5.9%
Health Care	7.7%
Consumer Discretionary	11.7%
Financials	15.2%
Information Technology	22.4%
Industrials	23.8%

Largest Holdings [Text Block]

Top Ten Holdings (%)*

Table Summary
KLA Corp.	4.8%
The Bank of New York Mellon Corp.	4.6%
NXP Semiconductors NV	3.5%
Xylem Inc.	3.2%
Synopsys Inc.	3.2%
Lam Research Corp.	3.2%
US Foods Holding Corp.	3.2%
CMS Energy Corp.	3.1%
Hubbell Inc., Class B	3.1%
Vulcan Materials Co.	3.0%

C000156023
Shareholder Report [Line Items]
Fund Name	Parnassus Mid Cap Fund
Class Name	Institutional Shares
Trading Symbol	PFPMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Parnassus Mid Cap Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.parnassus.com/literature-and-forms/fund-information. You can also request this information by contacting us at 800-999-3505.
Additional Information Phone Number	800-999-3505
Additional Information Website	https://www.parnassus.com/literature-and-forms/fund-information
Expenses [Text Block]

What was the Fund's cost for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Institutional Shares	$39	0.75%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized, except certain non-recurring expenses.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%	[6]
AssetsNet	$ 2,526,677,564
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 8,412,110
InvestmentCompanyPortfolioTurnover	28.07%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$2,526,677,564
# of Portfolio Holdings	41
Portfolio Turnover Rate	28.07%
Advisory Fees Paid	$8,412,110

Holdings [Text Block]

Sector Allocation (%)*

Table Summary
Value	Value
Short-Term Investments, Other Assets & Liabilities	0.6%
Energy	2.8%
Materials	3.0%
Consumer Staples	3.2%
Real Estate	3.7%
Utilities	5.9%
Health Care	7.7%
Consumer Discretionary	11.7%
Financials	15.2%
Information Technology	22.4%
Industrials	23.8%

Largest Holdings [Text Block]

Top Ten Holdings (%)*

Table Summary
KLA Corp.	4.8%
The Bank of New York Mellon Corp.	4.6%
NXP Semiconductors NV	3.5%
Xylem Inc.	3.2%
Synopsys Inc.	3.2%
Lam Research Corp.	3.2%
US Foods Holding Corp.	3.2%
CMS Energy Corp.	3.1%
Hubbell Inc., Class B	3.1%
Vulcan Materials Co.	3.0%

C000002467
Shareholder Report [Line Items]
Fund Name	Parnassus Mid Cap Growth Fund
Class Name	Investor Shares
Trading Symbol	PARNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Parnassus Mid Cap Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.parnassus.com/literature-and-forms/fund-information. You can also request this information by contacting us at 800-999-3505.
Additional Information Phone Number	800-999-3505
Additional Information Website	https://www.parnassus.com/literature-and-forms/fund-information
Expenses [Text Block]

What was the Fund's cost for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Investor Shares	$43	0.82%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized, except certain non-recurring expenses.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.82%	[7]
AssetsNet	$ 850,101,659
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 2,371,896
InvestmentCompanyPortfolioTurnover	45.04%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$850,101,659
# of Portfolio Holdings	45
Portfolio Turnover Rate	45.04%
Advisory Fees Paid	$2,371,896

Holdings [Text Block]

Sector Allocation (%)*

Table Summary
Value	Value
Short-Term Investments, Other Assets & Liabilities	0.5%
Communication Services	0.9%
Energy	1.8%
Consumer Staples	2.0%
Materials	2.1%
Financials	3.5%
Consumer Discretionary	14.4%
Health Care	15.3%
Industrials	28.3%
Information Technology	31.2%

Largest Holdings [Text Block]

Top Ten Holdings (%)*

Table Summary
Teradyne Inc.	4.5%
Datadog Inc., Class A	4.0%
Rockwell Automation Inc.	3.5%
KLA Corp.	3.5%
WW Grainger Inc.	3.4%
Quanta Services Inc.	3.0%
StandardAero Inc.	2.9%
Hubbell Inc., Class B	2.9%
Monolithic Power Systems Inc.	2.9%
Hilton Worldwide Holdings Inc.	2.9%

C000156022
Shareholder Report [Line Items]
Fund Name	Parnassus Mid Cap Growth Fund
Class Name	Institutional Shares
Trading Symbol	PFPRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Parnassus Mid Cap Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.parnassus.com/literature-and-forms/fund-information. You can also request this information by contacting us at 800-999-3505.
Additional Information Phone Number	800-999-3505
Additional Information Website	https://www.parnassus.com/literature-and-forms/fund-information
Expenses [Text Block]

What was the Fund's cost for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Institutional Shares	$37	0.70%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized, except certain non-recurring expenses.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70%	[8]
AssetsNet	$ 850,101,659
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 2,371,896
InvestmentCompanyPortfolioTurnover	45.04%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$850,101,659
# of Portfolio Holdings	45
Portfolio Turnover Rate	45.04%
Advisory Fees Paid	$2,371,896

Holdings [Text Block]

Sector Allocation (%)*

Table Summary
Value	Value
Short-Term Investments, Other Assets & Liabilities	0.5%
Communication Services	0.9%
Energy	1.8%
Consumer Staples	2.0%
Materials	2.1%
Financials	3.5%
Consumer Discretionary	14.4%
Health Care	15.3%
Industrials	28.3%
Information Technology	31.2%

Largest Holdings [Text Block]

Top Ten Holdings (%)*

Table Summary
Teradyne Inc.	4.5%
Datadog Inc., Class A	4.0%
Rockwell Automation Inc.	3.5%
KLA Corp.	3.5%
WW Grainger Inc.	3.4%
Quanta Services Inc.	3.0%
StandardAero Inc.	2.9%
Hubbell Inc., Class B	2.9%
Monolithic Power Systems Inc.	2.9%
Hilton Worldwide Holdings Inc.	2.9%

C000259717
Shareholder Report [Line Items]
Fund Name	Parnassus International Equity Fund
Class Name	Investor Shares
Trading Symbol	PRBRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Parnassus International Equity Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.parnassus.com/literature-and-forms/fund-information. You can also request this information by contacting us at 800-999-3505.
Additional Information Phone Number	800-999-3505
Additional Information Website	https://www.parnassus.com/literature-and-forms/fund-information
Expenses [Text Block]

What was the Fund's cost for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Investor Shares	$48	0.95%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized, except certain non-recurring expenses.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%	[9]
AssetsNet	$ 16,050,239
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	30.39%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$16,050,239
# of Portfolio Holdings	50
Portfolio Turnover Rate	30.39%
Advisory Fees Paid	$-

Holdings [Text Block]

Sector Allocation (%)*

Table Summary
Value	Value
Short-Term Investments, Other Assets & Liabilities	0.7%
Communication Services	1.5%
Materials	4.5%
Consumer Discretionary	4.9%
Utilities	5.6%
Consumer Staples	7.1%
Health Care	11.4%
Information Technology	15.6%
Industrials	24.1%
Financials	24.6%

Country Weightings (%)*

Table Summary
Value	Value
Short-Term Investments, Other Assets & Liabilities	0.7%
Belgium	1.0%
Uruguay	1.0%
United States	1.2%
Hong Kong	1.7%
Denmark	1.8%
Ireland	2.1%
Italy	2.6%
Canada	2.8%
Singapore	3.6%
Switzerland	4.1%
Taiwan	4.4%
France	5.2%
Netherlands	6.7%
Japan	7.7%
Spain	8.9%
Germany	16.9%
United Kingdom	27.6%

* The holding table and charts above represent percentage based on Total Net Assets.

Largest Holdings [Text Block]

Top Ten Holdings (%)*

Table Summary
ASML Holding NV	4.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.4%
Siemens Energy AG	3.8%
Iberdrola SA	3.5%
Infineon Technologies AG	3.3%
CaixaBank SA	3.3%
DBS Group Holdings Ltd.	2.8%
NatWest Group plc	2.7%
UniCredit SpA	2.6%
AstraZeneca plc	2.5%

C000259718
Shareholder Report [Line Items]
Fund Name	Parnassus International Equity Fund
Class Name	Institutional Shares
Trading Symbol	PFPEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Parnassus International Equity Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.parnassus.com/literature-and-forms/fund-information. You can also request this information by contacting us at 800-999-3505.
Additional Information Phone Number	800-999-3505
Additional Information Website	https://www.parnassus.com/literature-and-forms/fund-information
Expenses [Text Block]

What was the Fund's cost for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Institutional Shares	$35	0.70%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized, except certain non-recurring expenses.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%	[10]
AssetsNet	$ 16,050,239
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	30.39%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$16,050,239
# of Portfolio Holdings	50
Portfolio Turnover Rate	30.39%
Advisory Fees Paid	$-

Holdings [Text Block]

Sector Allocation (%)*

Table Summary
Value	Value
Short-Term Investments, Other Assets & Liabilities	0.7%
Communication Services	1.5%
Materials	4.5%
Consumer Discretionary	4.9%
Utilities	5.6%
Consumer Staples	7.1%
Health Care	11.4%
Information Technology	15.6%
Industrials	24.1%
Financials	24.6%

Country Weightings (%)*

Table Summary
Value	Value
Short-Term Investments, Other Assets & Liabilities	0.7%
Belgium	1.0%
Uruguay	1.0%
United States	1.2%
Hong Kong	1.7%
Denmark	1.8%
Ireland	2.1%
Italy	2.6%
Canada	2.8%
Singapore	3.6%
Switzerland	4.1%
Taiwan	4.4%
France	5.2%
Netherlands	6.7%
Japan	7.7%
Spain	8.9%
Germany	16.9%
United Kingdom	27.6%

* The holding table and charts above represent percentage based on Total Net Assets.

Largest Holdings [Text Block]

Top Ten Holdings (%)*

Table Summary
ASML Holding NV	4.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.4%
Siemens Energy AG	3.8%
Iberdrola SA	3.5%
Infineon Technologies AG	3.3%
CaixaBank SA	3.3%
DBS Group Holdings Ltd.	2.8%
NatWest Group plc	2.7%
UniCredit SpA	2.6%
AstraZeneca plc	2.5%

[1]	Annualized, except certain non-recurring expenses.
[2]	Annualized, except certain non-recurring expenses.
[3]	Annualized, except certain non-recurring expenses.
[4]	Annualized, except certain non-recurring expenses.
[5]	Annualized, except certain non-recurring expenses.
[6]	Annualized, except certain non-recurring expenses.
[7]	Annualized, except certain non-recurring expenses.
[8]	Annualized, except certain non-recurring expenses.
[9]	Annualized, except certain non-recurring expenses.
[10]	Annualized, except certain non-recurring expenses.